Cash and Cash Equivalents Disclosure (Narrative) (Details) (EUR €) In Millions, unless otherwise specified	12 Months Ended		24 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Short term Investments pledged	€ 1		€ 1
Collateral to short term loan	€ 1	€ 1